Cover	Jul. 08, 2024
Cover [Abstract]
Entity Registrant Name	BioCorRx Inc.
Entity Central Index Key	0001443863
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 08, 2024
Entity File Number	000-54208
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0967447
Entity Address Address Line 1	2390 East Orangewood Avenue
Entity Address Address Line 2	Suite 570
Entity Address City Or Town	Anaheim
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92806
City Area Code	714
Local Phone Number	462-4880
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false